ARCHER INCOME FUND
ARCHER INCOME FUND - Ticker Symbol - ARINX PROSPECTUS March 11, 2011
Investment Objective
The investment objective of the Archer Income Fund (the “Fund”) is to provide you with current income while secondarily striving for capital appreciation
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
            (fees paid directly from your investment)

Shareholder Fees	ARCHER INCOME FUND
Redemption Fee (on shares redeemed within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ARCHER INCOME FUND
Management Fee		0.50%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[2]	1.38%
Acquired Fund Fees and Expenses	[2][3]	0.10%
Total Annual Fund Operating Expenses		1.98%
Fee Waiver and/or expense reimbursement	[4]	(0.78%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.20%
[1]	The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through December 31, 2013.
[2]	Expenses are based on estimated amounts for the Fund's initial fiscal year.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[4]	The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund's total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.20% of the Fund's average daily net assets. The contractual agreement is in place through December 31, 2013, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within three years after the date the expense was incurred, so long as the reimbursement does not cause the Fund's operating expenses to exceed the applicable expense cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
ARCHER INCOME FUND	130	395

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

                                                Under normal conditions, at least 50% of the Fund’s total assets will be invested in U.S. government obligations, mortgage and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations (CMOs),  certificates of deposit linked to an index. The securities purchased will be rated BBB or better by either Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), or Moody’s Investors Service (Moody’s), or other equivalently rated nationally recognized organization (NRSRO).  Further, under normal conditions, up to 20% of the Fund’s total assets will be invested in below investment-grade fixed income securities, commonly referred to as high-yield or “junk” bonds.

The Fund will invest up to 25% of its assets in foreign debt securities denominated in U.S. dollars and foreign currencies.  These include foreign fixed income securities issued by corporations and governments and emerging market fixed income securities issued by corporations and governments.

The Fund will invest up to 10% of its assets in covered call options on the debt securities it owns. The Fund will sell covered call options to obtain market exposure or to manage risk or hedge against adverse market conditions.  The option is “covered” because the Fund owns the securities  at the time it sells the option.

The Fund will invest in fixed income securities primarily through exchange-traded funds ("ETFs") and mutual funds (collectively, the "Underlying Funds") that are not affiliated with the Fund or the adviser.  The Fund will invest in ETFs as it may be more cost efficient than investing in individual fixed income securities while gaining exposure to a particular sector or index.  An ETF is typically a registered investment company that seeks to track the performance of a particular market index.  These indices include not only broad-market indices, but more specific indices as well, including those relating to particular sectors, markets, regions, or industries.  An ETF is traded like a stock on a securities exchange and may be purchased and sold throughout the day based on its market price.

When deciding whether to purchase or sell a particular security, the Advisor considers an appraisal of the economy, the relative yields of securities and the investment prospects for issuers.  The Advisor also, carefully assesses the particular security’s yield-to-maturity, credit quality, liquidity, call risk and current yield.

The Fund will invest in a broad range of fixed income instruments without benchmark constraints or significant sector/instrument limitations.

Principal Risks of Investing in the Fund
You may lose money by investing in the Fund. The Fund’s performance could be hurt by:

            Issuer Risk.  Securities held by the Fund may decline in value because of changes in the financial condition of or other events affecting, the issuers of these securities.

            Asset-Backed Securities Investment Risk. The Fund may run the risk that the impairment of the value of the assets underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

            Management Risk.  The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s or sub-adviser's judgments will produce the desired results.

            Interest Rate Risk.  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

            Credit Risk.  A security’s price may decline due to deterioration in the issuer’s financial condition, or the issuer may fail to repay interest and/or principal in a timely manner. The risk is higher for below investment grade bonds.

            Call Risk.  During periods of falling interest rates, issuers of callable bonds may repay securities with higher interest rates before maturity.  This could cause the Fund to lose potential price appreciation if it reinvests the proceeds at lower interest rates.

            Liquidity Risk.  If the Fund invests in illiquid assets, or if asset become illiquid there may be no willing buyer of the securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

            ETF Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the underlying funds. The shares of closed-end funds frequently trade at a discount to their net asset value. Accordingly, there can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

            Mortgage Backed Securities Risk. Mortgage-backed securities have several risks, including:

- credit and market risks of mortgage-backed securities: the mortgage loans or the guarantees underlying the mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.

- prepayment risk of mortgage-backed securities: in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund will have to replace them with securities having a lower yield.

- extension risk of mortgage-backed securities: in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

- inverse floater, interest- and principal-only securities risk: these securities are extremely sensitive to changes in interest rates and prepayment rates.

- illiquidity of mortgage markets: the mortgage markets are currently facing additional economic pressures such as the devaluation of the underlying collateral, increased loan underwriting standards which limits the number of real estate purchasers, and excess supply of properties in certain geographic regions, which puts additional downward pressure on the value of real estate in these regions.

            Foreign Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

            Foreign Currency Risk:  To the extent the Fund invests in securities or Underlying Funds that hold securities that are denominated in foreign currencies, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a  number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.  These currency movements may negatively impact the value of the Fund even when there is no change in the value of the security in the issuer’s home country.

            Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and inefficient securities markets

            Junk Bonds Risk.  Investments in junk bonds involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than other types of debt securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

            General Fixed-Income Securities Risk.  The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise.  As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets.  In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change.  In addition, investment grade bonds may be downgraded or default.  During periods of declining interest rates, or for other reasons, bonds may be “called”, or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected.  This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

            Government Securities Risk.  Economic, business, or political developments may affect the ability of government sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests.  In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

            Municipal Securities Risk.  Municipal Securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

            New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees, in consultation with the Adviser, may determine to liquidate the Fund.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Past Performance

Performance information is not available at this time because the Fund has not commenced operations as of the date of this Prospectus. In the future the Fund will include a bar chart and table which will include such information that will provide some indication of the risks of investing in the Fund by showing the variability of performance and by comparing the Fund's performance to a broad measure of market performance.

Archer Stock Fund
ARCHER STOCK FUND – Ticker Symbol - ARSKX PROSPECTUS March 11, 2011
Investment Objective
The investment objective of the Archer Stock Fund (the “Fund”) is capital appreciation
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
            (fees paid directly from your investment)

Shareholder Fees	Archer Stock Fund
Redemption Fee (on shares redeemed within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Archer Stock Fund
Management Fee		0.75%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[2]	1.38%
Total Annual Fund Operating Expenses		2.13%
Fee Waiver and/or expense reimbursement	[3]	(0.68%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.45%
[1]	The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through December 31, 2013
[2]	"Other Expenses" - Expenses are based on estimated amounts for the Fund's initial fiscal year.
[3]	The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund's total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.45% of the Fund's average daily net assets. The contractual agreement is in place through December 31, 2013, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within three years after the date the expense was incurred, so long as the reimbursement does not cause the Fund's operating expenses to exceed the applicable expense cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Archer Stock Fund	120	387

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

                                                Under normal market conditions, the Fund will invest in a portfolio of common stocks and equity securities which include preferred stock and depository receipts of companies of all sizes. The Adviser employs security selection based on research and analysis of the company’s historical data.  In selecting securities to purchase, the Adviser evaluates factors that include, but are not limited to: market capitalization, valuation metrics, and earnings and price momentum over time.  Portfolio securities may be sold generally upon periodic rebalancing of the Fund’s portfolio. The Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.

 The Fund will invest up to 30% of its total assets in the securities of foreign issuers, including those in emerging markets, and will invest up to 10% of its total assets in real estate investment trusts (“REITS”) or foreign real estate companies.  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Risks of Investing in the Fund
You may lose money by investing in the Fund.   The Fund’s performance could be hurt by:

            Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

            Small and Mid-Cap Risk. Direct investments in individual small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be more dependent upon a relatively small management group.

            Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

            Real Estate Risks. The value of Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses

            Active Trading Risk. Active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

            Equity Risk. Equity securities generally have greater price volatility than fixed income securities.

            Management Risk. The advisor’s investment strategy may fail to produce the intended results. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

            New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees, in consultation with the Adviser, may determine to liquidate the Fund.

Past Performance
Performance information is not available at this time because the Fund has not commenced operations as of the date of this Prospectus. In the future the Fund will include a bar chart and table which will include such information that will provide some indication of the risks of investing in the Fund by showing the variability of performance and by comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 29, 2011
Registrant Name	dei_EntityRegistrantName	Archer Investment Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001477491
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Mar 29, 2011
ARCHER INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARCHER INCOME FUND - Ticker Symbol - ARINX PROSPECTUS March 11, 2011
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Archer Income Fund (the “Fund”) is to provide you with current income while secondarily striving for capital appreciation
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees
            (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

                                                Under normal conditions, at least 50% of the Fund’s total assets will be invested in U.S. government obligations, mortgage and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations (CMOs),  certificates of deposit linked to an index. The securities purchased will be rated BBB or better by either Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), or Moody’s Investors Service (Moody’s), or other equivalently rated nationally recognized organization (NRSRO).  Further, under normal conditions, up to 20% of the Fund’s total assets will be invested in below investment-grade fixed income securities, commonly referred to as high-yield or “junk” bonds.

The Fund will invest up to 25% of its assets in foreign debt securities denominated in U.S. dollars and foreign currencies.  These include foreign fixed income securities issued by corporations and governments and emerging market fixed income securities issued by corporations and governments.

The Fund will invest up to 10% of its assets in covered call options on the debt securities it owns. The Fund will sell covered call options to obtain market exposure or to manage risk or hedge against adverse market conditions.  The option is “covered” because the Fund owns the securities  at the time it sells the option.

The Fund will invest in fixed income securities primarily through exchange-traded funds ("ETFs") and mutual funds (collectively, the "Underlying Funds") that are not affiliated with the Fund or the adviser.  The Fund will invest in ETFs as it may be more cost efficient than investing in individual fixed income securities while gaining exposure to a particular sector or index.  An ETF is typically a registered investment company that seeks to track the performance of a particular market index.  These indices include not only broad-market indices, but more specific indices as well, including those relating to particular sectors, markets, regions, or industries.  An ETF is traded like a stock on a securities exchange and may be purchased and sold throughout the day based on its market price.

When deciding whether to purchase or sell a particular security, the Advisor considers an appraisal of the economy, the relative yields of securities and the investment prospects for issuers.  The Advisor also, carefully assesses the particular security’s yield-to-maturity, credit quality, liquidity, call risk and current yield.

The Fund will invest in a broad range of fixed income instruments without benchmark constraints or significant sector/instrument limitations.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Fund. The Fund’s performance could be hurt by:

            Issuer Risk.  Securities held by the Fund may decline in value because of changes in the financial condition of or other events affecting, the issuers of these securities.

            Asset-Backed Securities Investment Risk. The Fund may run the risk that the impairment of the value of the assets underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

            Management Risk.  The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s or sub-adviser's judgments will produce the desired results.

            Interest Rate Risk.  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

            Credit Risk.  A security’s price may decline due to deterioration in the issuer’s financial condition, or the issuer may fail to repay interest and/or principal in a timely manner. The risk is higher for below investment grade bonds.

            Call Risk.  During periods of falling interest rates, issuers of callable bonds may repay securities with higher interest rates before maturity.  This could cause the Fund to lose potential price appreciation if it reinvests the proceeds at lower interest rates.

            Liquidity Risk.  If the Fund invests in illiquid assets, or if asset become illiquid there may be no willing buyer of the securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

            ETF Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the underlying funds. The shares of closed-end funds frequently trade at a discount to their net asset value. Accordingly, there can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

            Mortgage Backed Securities Risk. Mortgage-backed securities have several risks, including:

- credit and market risks of mortgage-backed securities: the mortgage loans or the guarantees underlying the mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.

- prepayment risk of mortgage-backed securities: in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund will have to replace them with securities having a lower yield.

- extension risk of mortgage-backed securities: in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

- inverse floater, interest- and principal-only securities risk: these securities are extremely sensitive to changes in interest rates and prepayment rates.

- illiquidity of mortgage markets: the mortgage markets are currently facing additional economic pressures such as the devaluation of the underlying collateral, increased loan underwriting standards which limits the number of real estate purchasers, and excess supply of properties in certain geographic regions, which puts additional downward pressure on the value of real estate in these regions.

            Foreign Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

            Foreign Currency Risk:  To the extent the Fund invests in securities or Underlying Funds that hold securities that are denominated in foreign currencies, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a  number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.  These currency movements may negatively impact the value of the Fund even when there is no change in the value of the security in the issuer’s home country.

            Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and inefficient securities markets

            Junk Bonds Risk.  Investments in junk bonds involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than other types of debt securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

            General Fixed-Income Securities Risk.  The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise.  As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets.  In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change.  In addition, investment grade bonds may be downgraded or default.  During periods of declining interest rates, or for other reasons, bonds may be “called”, or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected.  This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

            Government Securities Risk.  Economic, business, or political developments may affect the ability of government sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests.  In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

            Municipal Securities Risk.  Municipal Securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

            New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees, in consultation with the Adviser, may determine to liquidate the Fund.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
Past Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not available at this time because the Fund has not commenced operations as of the date of this Prospectus. In the future the Fund will include a bar chart and table which will include such information that will provide some indication of the risks of investing in the Fund by showing the variability of performance and by comparing the Fund's performance to a broad measure of market performance.
ARCHER INCOME FUND | ARCHER INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (on shares redeemed within 90 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses	rr_OtherExpensesOverAssets	1.38%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	395
Archer Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARCHER STOCK FUND – Ticker Symbol - ARSKX PROSPECTUS March 11, 2011
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Archer Stock Fund (the “Fund”) is capital appreciation
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees
            (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

                                                Under normal market conditions, the Fund will invest in a portfolio of common stocks and equity securities which include preferred stock and depository receipts of companies of all sizes. The Adviser employs security selection based on research and analysis of the company’s historical data.  In selecting securities to purchase, the Adviser evaluates factors that include, but are not limited to: market capitalization, valuation metrics, and earnings and price momentum over time.  Portfolio securities may be sold generally upon periodic rebalancing of the Fund’s portfolio. The Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.

 The Fund will invest up to 30% of its total assets in the securities of foreign issuers, including those in emerging markets, and will invest up to 10% of its total assets in real estate investment trusts (“REITS”) or foreign real estate companies.  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Fund.   The Fund’s performance could be hurt by:

            Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

            Small and Mid-Cap Risk. Direct investments in individual small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be more dependent upon a relatively small management group.

            Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

            Real Estate Risks. The value of Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses

            Active Trading Risk. Active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

            Equity Risk. Equity securities generally have greater price volatility than fixed income securities.

            Management Risk. The advisor’s investment strategy may fail to produce the intended results. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

            New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees, in consultation with the Adviser, may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not available at this time because the Fund has not commenced operations as of the date of this Prospectus. In the future the Fund will include a bar chart and table which will include such information that will provide some indication of the risks of investing in the Fund by showing the variability of performance and by comparing the Fund's performance to a broad measure of market performance.
Archer Stock Fund | Archer Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (on shares redeemed within 90 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses	rr_OtherExpensesOverAssets	1.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
[1]	"Other Expenses" - Expenses are based on estimated amounts for the Fund's initial fiscal year.
[2]	Expenses are based on estimated amounts for the Fund's initial fiscal year.
[3]	The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund's total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.20% of the Fund's average daily net assets. The contractual agreement is in place through December 31, 2013, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within three years after the date the expense was incurred, so long as the reimbursement does not cause the Fund's operating expenses to exceed the applicable expense cap.
[4]	The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund's total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.45% of the Fund's average daily net assets. The contractual agreement is in place through December 31, 2013, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within three years after the date the expense was incurred, so long as the reimbursement does not cause the Fund's operating expenses to exceed the applicable expense cap.
[5]	The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through December 31, 2013
[6]	The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through December 31, 2013.
[7]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.